Investments in Joint Venture and Associate - Narrative (Details)	12 Months Ended
Dec. 31, 2025
NuevaUnión Joint Venture
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	50.00%